Furniture, Fixtures, Equipment and Building Improvements (Tables) (Furniture, Fixtures, Equipment and Building Improvements)	12 Months Ended
Dec. 31, 2012
Furniture, Fixtures, Equipment and Building Improvements
Furniture, fixtures, equipment and building improvements
Schedule of furniture, fixtures, equipment and building improvements

	December 31,
	2012	2011
	(in thousands)
Equipment and building improvements	$6,494	$3,146
Less: accumulated depreciation and amortization	(1,429)	(605)

	$5,065	$2,541